Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, are comprised of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Trademark right	-	43,105
Software Copyright	-	37,200
Patent right	-	27,471
Domain names	-	5,680
Brands	-	3,210
Customer Relations and Sales Channels	-	3,954
Supply Chain and Production Qualifications	-	1,905
Scientific Research Collaboration and Intellectual Property Coordination	-	1,631
Forest land use right	-	333
Total	-	124,489
Less: Accumulated amortization	-	9,153
Intangible asset, net	-	115,336